Other Changes in Plan Assets and Accumulated Postretirement Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (Other Postretirement Benefit Plans, Defined Benefit)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Current year actuarial loss (gain)	$ 9,280	¥ 761,000	¥ (256,000)
Amortization of actuarial loss	(1,878)	(154,000)	(196,000)
Current year prior service cost	683	56,000
Amortization of prior service cost	(780)	(64,000)	(65,000)
Pension liability adjustments, Net unrealized losses, Pretax	$ 7,305	¥ 599,000	¥ (517,000)